CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Operating expenses
Sales and marketing	$ 404,797	$ 129,729	$ 676,692	$ 326,650
Depreciation	361	464	722	924
General and administrative	334,070	77,672	391,405	290,002
Professional fees	4,596,025	1,024,030	6,005,398	3,321,212
Salaries and wages	171,086	580,601	659,344	1,202,147
Total operating expenses	(5,506,339)	(1,812,496)	(7,733,561)	(5,140,935)
Other income
Interest expense	(63,861)	(2,544)	(76,601)	(2,544)
Accretion expense	(124,380)	0	(168,945)	0
Change in fair value of derivative liabilities	2,067,350	(1,200)	719,000	(1,200)
Change in fair value of warrant liabilities	497,355	0	9,223	0
Change in fair value of mandatory convertible debentures	0	0	70,500	0
Impairment of carbon credits	(1,207,800)	0	(1,207,800)	0
Stop-loss provision loss	(1,024,713)	0	(1,024,713)	0
Unrealized loss on mandatory convertible debentures	0	0	70,500	0
Equity loss on investment in associate	(106,850)	0	(106,850)	0
Gain on settlement of debt	907,392	0	899,015	0
Foreign exchange gain	4,220	77,740	6,672	34,105
Net loss	(4,557,626)	(1,738,500)	(8,614,060)	(5,110,574)
Other comprehensive gain (loss)
Foreign currency translation	313	(97,001)	1,808	(40,936)
Net loss and comprehensive loss	$ (4,557,313)	$ (1,835,501)	$ (8,612,252)	$ (5,151,510)
Weighted average number of common shares outstanding - Basic (in shares)	26,991,083	11,638,712	19,321,120	11,621,064
Weighted average number of common shares outstanding - Diluted (in shares)	26,991,083	11,638,712	19,321,120	11,621,064
Loss per share - Basic (in dollars per share)	$ (0.17)	$ (0.15)	$ (0.45)	$ (0.44)
Loss per share - Diluted (in dollars per share)	$ (0.17)	$ (0.15)	$ (0.45)	$ (0.44)